Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total services	$ 3,379,655	$ 4,201,414
Sales of parts and equipment	3,322,944	2,178,611
Total revenue	6,702,599	6,380,025
Trucking [Member]
Revenues
Total services	923,398	1,579,660
Waste Hauling and Pumping [Member]
Revenues
Total services	1,588,010	1,901,314
Repairs [Member]
Revenues
Total services	464,475	377,004
Other [Member]
Revenues
Total services	$ 403,772	$ 343,436